Intangible Assets - Gross Balance (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Changes in intangible assets
Intangible assets and goodwill at beginning of period		$ 72,455	$ 65,036
Intangible assets and goodwill at end of period	$ 123,228	85,471	72,455	$ 65,036
Goodwill generated in the business combination		16,714	16,714
Citibank Chile
Changes in intangible assets
Goodwill generated in the business combination		12,576
Gross Balance
Changes in intangible assets
Intangible assets and goodwill at beginning of period		195,443	182,454	172,963
Acquisitions		23,512	18,779	11,248
Disposals		(1,024)	(5,790)	(1,757)
Intangible assets and goodwill at end of period		217,931	195,443	182,454
Goodwill
Changes in intangible assets
Intangible assets and goodwill at beginning of period		16,714	16,714
Intangible assets and goodwill at end of period		16,714	16,714	16,714
Goodwill | Gross Balance
Changes in intangible assets
Intangible assets and goodwill at beginning of period		16,714	16,714	16,714
Intangible assets and goodwill at end of period		16,714	16,714	16,714
Intangible assets arising from business combinations
Changes in intangible assets
Intangible assets and goodwill at beginning of period		16,696	18,981
Intangible assets and goodwill at end of period		16,696	16,696	18,981
Intangible assets arising from business combinations | Gross Balance
Changes in intangible assets
Intangible assets and goodwill at beginning of period		56,249	56,249	56,249
Intangible assets and goodwill at end of period		56,249	56,249	56,249
Software or computer programs
Changes in intangible assets
Intangible assets and goodwill at beginning of period		39,045	29,341
Intangible assets and goodwill at end of period		52,061	39,045	29,341
Software or computer programs | Gross Balance
Changes in intangible assets
Intangible assets and goodwill at beginning of period		122,480	109,491	100,000
Acquisitions		23,512	18,779	11,248
Disposals		(1,024)	(5,790)	(1,757)
Intangible assets and goodwill at end of period		$ 144,968	$ 122,480	$ 109,491